Principal alliances - Immuno-Oncology Agreement with Regeneron Pharmaceuticals, Inc. (Details) - Regeneron Pharmaceuticals, INC - Immuno-oncology collaboration agreement $ in Millions			12 Months Ended
	Sep. 30, 2021 USD ($)	Jul. 01, 2015 agreement	Dec. 31, 2015 USD ($)
Disclosure of Principal Alliances [Line Items]
Number of agreements signed | agreement		2
Maximum additional profit-share, in percentage of Regeneron's quarterly profit			10.00%
Percentage of cumulative development costs reimbursed			50.00%
Development of cemiplimab (REGN2810)
Disclosure of Principal Alliances [Line Items]
Prior development budget in total			$ 1,640
Contractual agreement for anti-programmed cell death protein			5000.00%
Maximum additional funding for PD1 - part of each company	$ 1,840		$ 820
PD1 sales milestone payment from Sanofi			375
Minimum sales of PD1 in 12-month period to be achieved for milestone payment			$ 2,000